Note 23 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of movement in issued and outstanding capital [text block]
	Year Ended December 31, 2020		Year Ended December 31, 2019
	Number of Shares	Net Proceeds	Number of Shares	Net Proceeds
ATM program (1)	5,654,338	$67,892	11,172,982	$81,916
Prospectus offering (2)	5,000,000	58,240	—	—
	10,654,338	$126,132	11,172,982	$81,916

Disclosure of range of exercise prices of outstanding share options [text block]
			Options Outstanding			Options Exercisable
Exercise prices (CAD$)			Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
4.80	-	10.00	2,821,206	8.60	7.70	1,323,015	8.67	7.07
10.01	-	15.00	3,276,063	12.23	4.96	1,833,567	11.12	1.46
15.01	-	20.00	831,928	15.95	7.59	117,232	16.04	1.14
20.01	-	126.01	144,895	53.85	0.68	144,895	53.85	0.68
			7,074,092	12.07	6.27	3,418,709	12.15	3.59

Disclosure of number and weighted average exercise prices of share options [text block]
	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the year	7,583,439	10.70	9,266,098	10.76
Granted	2,621,924	13.46	2,601,680	8.83
Exercised	(2,473,926)	7.50	(2,918,518)	7.54
Cancelled or expired	(657,345)	18.96	(1,365,821)	14.31
Balance, end of the year	7,074,092	12.07	7,583,439	10.70

Disclosure of detailed information about options valuation assumptions explanatory [text block]
		Year Ended	Year Ended
Assumption	Based on	December 31, 2020	December 31, 2019
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options' expected life	1.03	2.01
Expected life (years)	Average of the expected vesting term and expiry term of the option	5.83	5.80
Expected volatility (%)	Historical and implied volatility of the precious metals mining sector	49.00	51.29
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	—	—

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Year Ended December 31, 2020		Year Ended December 31, 2019
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	128,944	10.36	—	—
Granted	211,192	15.72	274,520	9.67
Settled	(127,000)	10.32	(145,576)	9.06
Forfeited	(28,653)	15.93	—	—
Outstanding, end of the year	184,483	15.66	128,944	10.36
	Year Ended December 31, 2020
	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	—	—
Granted	122,575	15.65
Forfeited	(13,540)	(15.93)
Outstanding, end of the year	109,035	19.57